LONG-TERM LOANS FROM OTHERS (Schedule of Annual Maturities of Long-Term Loans from Others) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2014 (current maturities)	$ 7,306
2015	4,535
2016	3,493
2017	1,272
Long-term loans	1,968	937
Shareholders and Others [Member]
2014 (current maturities)	667
2015	564
2016
2017
Thereafter	737
Long-term loans	$ 1,968